CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 267,740	$ 260,273	$ 261,388
Vessel operating expenses	(72,802)	(64,366)	(57,252)
Voyage, charterhire and commission expenses	(2,444)	(669)	(1,544)
Administrative expenses	(38,100)	(35,311)	(34,376)
Project development expenses	(8,017)	(2,521)	(8,616)
Depreciation and amortization	(51,712)	(55,362)	(55,940)
Impairment of long-lived assets	(76,155)	0	0
Total operating expenses	(249,230)	(158,229)	(157,728)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	520,997	204,663	(42,561)
Other operating losses	15,417	0	0
Total other operating income/(losses)	505,580	204,663	(42,561)
Operating income	524,090	306,707	61,099
Realized and unrealized mark-to-market gain/(losses) on our investment in listed equity securities	400,966	(295,777)	0
Other non-operating income/(losses), net	11,916	(66,027)	5,682
Total other non-operating income/(losses)	412,882	(361,804)	5,682
Interest income	12,225	128	1,479
Interest expense	(19,286)	(34,486)	(39,182)
Gains/(losses) on derivative instruments, net	71,497	24,348	(52,423)
Other financial items, net	(5,380)	693	(557)
Net financial income/(expense)	59,056	(9,317)	(90,683)
Income/(loss) before taxes and net income/(losses) from equity method investments	996,028	(64,414)	(23,902)
Income taxes	438	(1,440)	(579)
Net income/(losses) from equity method investments	19,041	1,080	(537)
Net income/(loss) from continuing operations	1,015,507	(64,774)	(25,018)
Net (loss)/income from discontinued operations	(76,450)	625,389	(142,912)
Net income/(loss)	939,057	560,615	(167,930)
Total net income attributable to non-controlling interests	(151,284)	(146,764)	(105,627)
Net income/(loss) attributable to stockholders of Golar LNG Limited	$ 787,773	$ 413,851	$ (273,557)
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic earnings/(loss) per share from continuing operations (in dollars per share)	$ 8.09	$ (1.60)	$ (0.96)
Dilutive earnings/(loss) per share from continuing operations (in dollars per share)	8.04	(1.60)	(0.96)
Basic (loss)/earnings per share from discontinued operations (in dollars per share)	(0.79)	5.38	(1.84)
Diluted (loss)/earnings per share from discontinued operations (in dollars per share)	$ (0.79)	$ 5.38	$ (1.84)
Continuing operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation and amortization	$ (51,712)	$ (55,362)	$ (55,940)
Realized and unrealized mark-to-market gain/(losses) on our investment in listed equity securities	400,966	(295,777)	0
Income taxes	(438)	1,440	579
Net income/(losses) from equity method investments	19,041	1,080	(537)
Net income/(loss) from continuing operations	1,015,507	(64,774)	(25,018)
Total net income attributable to non-controlling interests	(143,078)	(111,186)	(68,974)
Discontinued operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation and amortization	(8,732)	(50,590)	(51,983)
Net income/(losses) from equity method investments	0	0	(175,988)
Total net income attributable to non-controlling interests	(8,206)	(35,578)	(36,653)
Liquefaction services revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	213,970	221,020	226,061
Vessel management fees and other revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	44,085	27,777	20,695
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 9,685	$ 11,476	$ 14,632